LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT AND CREDIT FACILITIES
Schedule of long-term debt

		December 31, 2025				December 31, 2024
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs(a)	Amount	Value(b)	Amount	Value(b)
Senior notes (i)	6.25%-6.875%	$744.1	$(5.9)	$738.2	$812.9	$1,235.5	$1,272.7
Term loan (ii)	SOFR plus 1.25%	—	—	—	—	199.9	200.0
Total long-term and current debt		$744.1	$(5.9)	$738.2	$812.9	$1,435.4	$1,472.7
Less: current portion		—	—	—	—	(199.9)	(200.0)
Long-term debt and credit facility		$744.1	$(5.9)	$738.2	$812.9	$1,235.5	$1,272.7
(a)	Includes transaction costs on the senior notes.
(b)	The fair value of the senior notes is primarily determined using quoted market determined variables. See Note 9iii.

Schedule of scheduled debt repayments

	2026	2027-2030	2031+
	Within 1 year	2 to 5 years	More than 5 years	Total
Debt	$—	$—	$750.0	$750.0

Schedule of interest charges and fees

Loan interest on the revolving credit facility is variable and is dependent on the Company’s credit rating. Based on the Company’s credit rating at December 31, 2025, interest charges and fees are as follows:

Type of credit
Revolving credit facility	SOFR plus		1.25%
Letters of credit	0.833	-	1.25%
Standby fee applicable to unused availability			0.125%

Schedule of changes in liabilities arising from financing activities

	Total current	Lease	Accrued interest
	and long-term debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2025	$1,435.4	$17.1	$31.1	$1,483.6
Changes from financing cash flows
Debt repayments	(700.0)	—	—	(700.0)
Interest paid	—	—	(65.2)	(65.2)
Payment of lease liabilities	—	(7.2)	—	(7.2)
	735.4	9.9	(34.1)	711.2
Other changes
Interest expense and accretion	$—	$1.2	$79.5	$80.7
Capitalized interest(c)	—	—	10.1	10.1
Capitalized interest paid	—	—	(19.8)	(19.8)
Additions of lease liabilities	—	8.5	—	8.5
Other	2.8	0.7	(15.7)	(12.2)
	2.8	10.4	54.1	67.3
Balance as at December 31, 2025	$738.2	$20.3	$20.0	$778.5

	Total current	Lease	Accrued interest
	and long-term debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2024	$2,232.6	$27.6	$36.3	$2,296.5
Changes from financing cash flows
Debt repayments	(800.0)	—	—	(800.0)
Interest paid	—	—	(35.6)	(35.6)
Payment of lease liabilities	—	(12.1)	—	(12.1)
	1,432.6	15.5	0.7	1,448.8
Other changes
Interest expense and accretion	$—	$1.4	$49.1	$50.5
Capitalized interest(c)	—	—	88.2	88.2
Capitalized interest paid	—	—	(92.6)	(92.6)
Additions of lease liabilities	—	1.9	—	1.9
Other	2.8	(1.7)	(14.3)	(13.2)
	2.8	1.6	30.4	34.8
Balance as at December 31, 2024	$1,435.4	$17.1	$31.1	$1,483.6
(a)	Included in other current and long-term liabilities.
(b)	Included in accounts payable and accrued liabilities. See Note 7vi.
(c)	Included in property, plant and equipment. See Note 7iv.